Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expenses
Prepaid Expenses

13.	Prepaid Expenses

Consolidated	12.31.2023	12.31.2022
Program for incentive to alternative energy sources - Proinfa	30,210	30,538
Insurance premiums	20,562	20,919
Others	12,097	8,629
	62,869	60,086
Current	62,869	60,076
Noncurrent	-	10